Summary of Information about Stock Options Outstanding (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	7,027,658
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 3 months 25 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 2.57
Options Exercisable, Shares | shares	4,975,174
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 2.67
Exercise Price 0.36
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	48,399
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	9 years 10 months 2 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 0.36
Options Exercisable, Shares | shares	1,344
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 0.36
Exercise Price 0.37
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	25,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	9 years 10 months 2 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 0.37
Options Exercisable, Shares | shares	0
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 0.37
Exercise Price 0.85
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	136,785
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years 10 months 2 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 0.85
Options Exercisable, Shares | shares	49,394
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 0.85
Exercise Price 1.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	100,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years 9 months 7 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 1.30
Options Exercisable, Shares | shares	31,250
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 1.30
Exercise Price 2.23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	97,757
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	3 months
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 2.23
Options Exercisable, Shares | shares	97,757
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 2.23
Exercise Price 2.40
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	5,097,075
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 2 months 16 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 2.40
Options Exercisable, Shares | shares	3,752,444
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 2.40
Exercise Price 2.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	1,420,259
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years 25 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 2.90
Options Exercisable, Shares | shares	940,602
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 2.90
Exercise price 8.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	65,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	4 years 6 months 25 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 8.00
Options Exercisable, Shares | shares	65,000
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 8.00
Exercise price 19.38
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares | shares	37,383
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	2 years 3 months 11 days
Options Outstanding, Weighted-Average Exercise Price | $ / shares	$ 19.38
Options Exercisable, Shares | shares	37,383
Options Exercisable, Weighted- Average Exercise Price | $ / shares	$ 19.38